Net Defined Benefit Liabilities - Summary of Principal Actuarial Assumptions (Detail)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate			1.93%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.05%	2.55%
Salary growth rate	5.15%	5.10%	4.88%